UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, MA 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 111.2%
Aerospace - 0.9%
Bombardier, Inc., 4.25%, 2016 (n)	$22,000	$22,825
Bombardier, Inc., 7.5%, 2018 (n)	260,000	295,425
Bombardier, Inc., 7.75%, 2020 (n)	75,000	85,313
CPI International, Inc., 8%, 2018	105,000	108,370
Huntington Ingalls Industries, Inc., 7.125%, 2021	220,000	239,800
Kratos Defense & Security Solutions, Inc., 10%, 2017	155,000	171,081

		$922,814
Airlines - 0.5%
Continental Airlines, Inc., FRN, 0.66%, 2013	$474,329	$472,194

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 2020	$85,000	$92,013
Jones Group, Inc., 6.875%, 2019	85,000	90,313
PVH Corp., 7.375%, 2020	205,000	229,856
PVH Corp., 4.5%, 2022	65,000	64,106

		$476,288
Asset-Backed & Securitized - 0.9%
Anthracite Ltd., “A”, CDO, FRN, 0.561%, 2019 (z)	$93,511	$92,482
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	109,847	110,484
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018 (z)	45,219	44,540
Equity One ABS, Inc., FRN, 4.205%, 2034	173,865	172,852
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	156,023	140,546
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	45,000	45,127
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	300,000	302,250

		$908,281
Automotive - 2.9%
Accuride Corp., 9.5%, 2018	$140,000	$137,200
Allison Transmission, Inc., 7.125%, 2019 (n)	170,000	181,050
Daimler Finance North America LLC, 1.875%, 2018 (z)	521,000	524,205
Daimler Finance North America LLC, FRN, 1.509%, 2013 (n)	320,000	321,421
Delphi Corp., 5%, 2023	90,000	93,713
Ford Motor Credit Co. LLC, 12%, 2015	325,000	394,469
Ford Motor Credit Co. LLC, 8.125%, 2020	100,000	125,982
General Motors Financial Co., Inc., 6.75%, 2018	155,000	178,250
Goodyear Tire & Rubber Co., 8.25%, 2020	25,000	27,063
Goodyear Tire & Rubber Co., 6.5%, 2021	70,000	71,050
Goodyear Tire & Rubber Co., 7%, 2022	40,000	41,700
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	483,903
Jaguar Land Rover PLC, 8.125%, 2021 (n)	150,000	166,875
Jaguar Land Rover PLC, 5.625%, 2023 (n)	150,000	153,375
Lear Corp., 8.125%, 2020	52,000	57,980
Lear Corp., 4.75%, 2023 (n)	25,000	24,375

		$2,982,611
Biotechnology - 0.4%
Life Technologies Corp., 6%, 2020	$400,000	$447,374

Broadcasting - 4.1%
Allbritton Communications Co., 8%, 2018	$50,000	$54,313
AMC Networks, Inc., 7.75%, 2021	114,000	129,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
CBS Corp., 5.75%, 2020	$110,000	$129,331
CBS Corp., 3.375%, 2022	298,000	301,773
Clear Channel Communications, Inc., 9%, 2021	118,000	106,790
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	25,000	26,125
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	70,000	73,675
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	5,125
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	50,000	51,750
Hughes Network Systems LLC, 7.625%, 2021	60,000	68,400
IAC/InterActiveCorp, 4.75%, 2022 (n)	30,000	29,325
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	139,100
Intelsat Bermuda Ltd., 11.25%, 2017	180,000	191,250
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	235,000	249,981
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	85,000	85,638
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	38,000	15,770
Liberty Media Corp., 8.5%, 2029	105,000	116,550
Liberty Media Corp., 8.25%, 2030	35,000	38,763
Local TV Finance LLC, 9.25%, 2015 (p)(z)	91,767	92,455
NBCUniversal Media LLC, 5.95%, 2041	367,000	453,505
Netflix, Inc., 5.375%, 2021 (n)	50,000	49,875
News America, Inc., 8.5%, 2025	233,000	320,132
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	49,500
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	10,000	10,450
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	54,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,725
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	67,050
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	82,688
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	50,000	51,000
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	134,375
Univision Communications, Inc., 7.875%, 2020 (n)	145,000	160,406
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	81,844
Vivendi S.A., 4.75%, 2022 (n)	330,000	343,904
WPP Finance, 8%, 2014	400,000	440,550

		$4,221,758
Brokerage & Asset Managers - 1.1%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$301,000	$326,099
E*TRADE Financial Corp., 6.375%, 2019	150,000	156,375
Invesco Finance PLC, 3.125%, 2022	274,000	275,524
TD Ameritrade Holding Corp., 5.6%, 2019	350,000	420,208

		$1,178,206
Building - 1.4%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$65,000	$68,738
Building Materials Holding Corp., 6.875%, 2018 (n)	45,000	48,150
Building Materials Holding Corp., 7%, 2020 (n)	200,000	216,500
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	42,950
CRH PLC, 8.125%, 2018	210,000	258,219
Gibraltar Industries, Inc., 6.25%, 2021 (n)	10,000	10,563
HD Supply, Inc., 8.125%, 2019 (n)	50,000	56,313
HD Supply, Inc., 11.5%, 2020 (n)	40,000	46,100
HD Supply, Inc., 10.5%, 2021 (n)	5,000	5,163
Masonite International Corp., 8.25%, 2021 (n)	95,000	105,688
Nortek, Inc., 8.5%, 2021	150,000	165,375
Owens Corning, Inc., 4.2%, 2022	166,000	170,078
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	33,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
USG Corp., 6.3%, 2016		$132,000	$138,930
USG Corp., 7.875%, 2020 (n)		45,000	51,525

			$1,418,192
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$40,000	$40,900
Ceridian Corp., 8.875%, 2019 (n)		30,000	33,825
Equinix, Inc., 4.875%, 2020		10,000	10,000
Fidelity National Information Services, Inc., 7.625%, 2017		45,000	48,431
Fidelity National Information Services, Inc., 5%, 2022		70,000	74,200
iGate Corp., 9%, 2016		205,000	223,194
Iron Mountain, Inc., 8.375%, 2021		115,000	126,213
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		70,000	60,200
Neustar, Inc., 4.5%, 2023 (n)		40,000	38,400
SunGard Data Systems, Inc., 7.375%, 2018		140,000	150,325
Tencent Holdings Ltd., 3.375%, 2018 (n)		209,000	216,032

			$1,021,720
Cable TV - 2.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$27,375
CCO Holdings LLC, 7.875%, 2018		160,000	170,800
CCO Holdings LLC, 8.125%, 2020		135,000	150,356
CCO Holdings LLC, 7.375%, 2020		40,000	44,250
CCO Holdings LLC, 5.125%, 2023		35,000	34,125
Cequel Communications Holdings, 6.375%, 2020 (n)		70,000	72,363
Cox Communications, Inc., 3.25%, 2022 (n)		413,000	415,118
DIRECTV Holdings LLC, 5.875%, 2019		160,000	188,797
DISH DBS Corp., 6.75%, 2021		55,000	61,188
DISH DBS Corp., 5%, 2023 (n)		85,000	84,363
EchoStar Corp., 7.125%, 2016		55,000	61,188
Time Warner Cable, Inc., 8.25%, 2019		110,000	142,888
Time Warner Cable, Inc., 4%, 2021		170,000	180,455
UPC Holding B.V., 9.875%, 2018 (n)		100,000	112,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	160,875
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	140,999

			$2,047,140
Chemicals - 1.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$178,200
Dow Chemical Co., 8.55%, 2019		540,000	728,883
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		115,000	115,575
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		65,000	58,825
Huntsman International LLC, 8.625%, 2021		120,000	135,600
Polypore International, Inc., 7.5%, 2017		50,000	53,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	159,625

			$1,430,458
Computer Software - 0.6%
Infor U.S., Inc., 11.5%, 2018		$75,000	$87,750
Nuance Communications, Inc., 5.375%, 2020 (n)		80,000	81,000
Oracle Corp., 5.375%, 2040		244,000	294,505
Syniverse Holdings, Inc., 9.125%, 2019		125,000	136,250
TransUnion Holding Co., Inc., 9.625%, 2018		40,000	42,650
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	17,288

			$659,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$80,000	$85,400
CDW LLC/CDW Finance Corp., 12.535%, 2017	64,000	68,720
CDW LLC/CDW Finance Corp., 8.5%, 2019	125,000	137,813

		$291,933
Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$175,000	$188,125
BC Mountain LLC, 7%, 2021 (n)	30,000	30,900
Dynacast International LLC, 9.25%, 2019	70,000	75,250
Griffon Corp., 7.125%, 2018	140,000	151,550
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	290,000	297,087
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	472,000	516,557

		$1,259,469
Consumer Products - 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$80,000	$86,301
Elizabeth Arden, Inc., 7.375%, 2021	95,000	105,450
Jarden Corp., 7.5%, 2020	100,000	109,250
Libbey Glass, Inc., 6.875%, 2020	30,000	32,175
Mattel, Inc., 5.45%, 2041	219,000	239,477
Newell Rubbermaid, Inc., 2.05%, 2017	182,000	183,048
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	30,000	31,913
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	5,000	5,388

		$793,002
Consumer Services - 1.0%
Experian Finance PLC, 2.375%, 2017 (n)	$297,000	$303,602
QVC, Inc., 7.375%, 2020 (n)	70,000	77,591
Service Corp. International, 6.75%, 2015	10,000	10,875
Service Corp. International, 7%, 2017	255,000	288,469
Western Union Co., FRN, 0.89%, 2013	340,000	340,010

		$1,020,547
Containers - 0.6%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$200,000	$218,000
Ball Corp., 5%, 2022	52,000	54,210
Berry Plastics Group, Inc., 9.5%, 2018	30,000	33,375
Crown Americas LLC, 4.5%, 2023 (n)	60,000	58,650
Reynolds Group, 7.125%, 2019	200,000	214,750
Reynolds Group, 5.75%, 2020	55,000	56,788

		$635,773
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$300,000	$357,918
Ducommun, Inc., 9.75%, 2018	100,000	109,500

		$467,418
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 2018	$105,000	$105,522
Avaya, Inc., 9.75%, 2015	40,000	39,350
Avaya, Inc., 7%, 2019 (n)	25,000	23,875
Ericsson, Inc., 4.125%, 2022	298,000	307,829

		$476,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$130,000	$143,000
Nokia Corp., 5.375%, 2019	35,000	33,775
Nokia Corp., 6.625%, 2039	25,000	23,188
Sensata Technologies B.V., 6.5%, 2019 (n)	260,000	278,850
Tyco Electronics Group S.A., 3.5%, 2022	126,000	128,535

		$607,348
Emerging Market Quasi-Sovereign - 3.3%
Comision Federal de Electricidad, 5.75%, 2042 (n)	$202,000	$219,170
Gaz Capital S.A., 3.85%, 2020 (n)	280,000	282,184
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	385,605
Gaz Capital S.A., 4.95%, 2028 (n)	239,000	238,642
Korea Gas Corp., 2.25%, 2017 (n)	370,000	376,962
Petrobras International Finance Co., 7.875%, 2019	163,000	199,544
Petrobras International Finance Co., 6.75%, 2041	167,000	192,680
Petroleos Mexicanos, 5.5%, 2021	178,000	203,454
Petroleos Mexicanos, 4.875%, 2022	110,000	120,890
Petroleos Mexicanos, 6.5%, 2041	127,000	149,543
PTT PLC, 3.375%, 2022 (n)	200,000	198,158
PTT PLC, 4.5%, 2042 (n)	200,000	190,311
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	171,296	185,000
Rosneft, 3.149%, 2017 (n)	200,000	201,750
Rosneft, 4.199%, 2022 (n)	285,000	284,288

		$3,428,181
Emerging Market Sovereign - 0.4%
Republic of Hungary, 5.375%, 2023	$20,000	$19,705
Republic of Philippines, 6.375%, 2034	126,000	166,793
Republic of Romania, 4.375%, 2023 (z)	14,000	13,860
Republic of Slovakia, 4.375%, 2022 (n)	200,000	212,000

		$412,358
Energy - Independent - 3.4%
Berry Petroleum Corp., 6.75%, 2020	$20,000	$21,300
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	49,500
Breitburn Energy Partners LP, 7.875%, 2022	55,000	58,438
Carrizo Oil & Gas, Inc., 8.625%, 2018	40,000	43,400
Chaparral Energy, Inc., 7.625%, 2022	115,000	124,775
Chesapeake Energy Corp., 6.875%, 2020	85,000	93,500
Concho Resources, Inc., 8.625%, 2017	60,000	64,500
Concho Resources, Inc., 6.5%, 2022	115,000	125,350
Continental Resources, Inc., 8.25%, 2019	100,000	111,750
Continental Resources, Inc., 7.375%, 2020	35,000	39,463
Denbury Resources, Inc., 8.25%, 2020	150,000	168,375
Denbury Resources, Inc., 4.625%, 2023	35,000	34,344
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	175,150
EP Energy LLC, 9.375%, 2020	250,000	285,000
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	55,000	57,338
EQT Corp., 4.875%, 2021	198,000	211,086
EXCO Resources, Inc., 7.5%, 2018	45,000	42,750
Harvest Operations Corp., 6.875%, 2017	155,000	172,050
Hess Corp., 8.125%, 2019	120,000	154,522
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	38,413
Laredo Petroleum, Inc., 9.5%, 2019	65,000	73,450
LINN Energy LLC, 6.5%, 2019	35,000	36,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 8.625%, 2020	$75,000	$82,969
LINN Energy LLC, 7.75%, 2021	72,000	77,760
MEG Energy Corp., 6.5%, 2021 (n)	55,000	58,025
Newfield Exploration Co., 6.875%, 2020	65,000	69,713
Plains Exploration & Production Co., 6.125%, 2019	110,000	121,550
Plains Exploration & Production Co., 8.625%, 2019	95,000	108,538
Plains Exploration & Production Co., 6.5%, 2020	35,000	39,113
Plains Exploration & Production Co., 6.75%, 2022	31,000	35,185
QEP Resources, Inc., 6.875%, 2021	180,000	206,550
Range Resources Corp., 8%, 2019	65,000	71,500
Range Resources Corp., 5%, 2022	30,000	30,675
Samson Investment Co., 9.75%, 2020 (n)	75,000	79,781
SandRidge Energy, Inc., 8%, 2018 (n)	85,000	89,743
SandRidge Energy, Inc., 8.125%, 2022	35,000	37,669
SM Energy Co., 6.5%, 2021	90,000	97,875
Whiting Petroleum Corp., 6.5%, 2018	60,000	64,500

		$3,451,825
Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$120,478
BP Capital Markets PLC, 4.742%, 2021	240,000	277,585
Cenovus Energy, Inc., 4.5%, 2014	140,000	147,832
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	162,590
Petro-Canada, 6.05%, 2018	500,000	604,030

		$1,312,515
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$85,000	$86,275

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$169,919
AMC Entertainment, Inc., 9.75%, 2020	27,000	31,118
Cedar Fair LP, 9.125%, 2018	60,000	67,200
Cedar Fair LP, 5.25%, 2021 (z)	20,000	20,000
Cinemark USA, Inc., 8.625%, 2019	135,000	149,681
Cinemark USA, Inc., 5.125%, 2022 (n)	20,000	20,100
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	35,000	38,150

		$496,168
Financial Institutions - 3.5%
Aviation Capital Group, 4.625%, 2018 (n)	$60,000	$60,934
CIT Group, Inc., 5.25%, 2014 (n)	135,000	140,231
CIT Group, Inc., 5.25%, 2018	110,000	118,250
CIT Group, Inc., 6.625%, 2018 (n)	232,000	263,320
CIT Group, Inc., 5.5%, 2019 (n)	110,000	119,625
Credit Acceptance Corp., 9.125%, 2017	80,000	87,200
General Electric Capital Corp., 6%, 2019	130,000	158,545
General Electric Capital Corp., 5.5%, 2020	250,000	296,748
General Electric Capital Corp., 3.1%, 2023	265,000	262,593
General Electric Capital Corp., FRN, 1.155%, 2014	300,000	302,013
Icahn Enterprises LP, 7.75%, 2016	20,000	20,825
Icahn Enterprises LP, 8%, 2018	121,000	129,621
International Lease Finance Corp., 4.875%, 2015	45,000	46,969
International Lease Finance Corp., 8.625%, 2015	45,000	51,188
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	177,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
LeasePlan Corp. N.V., 3%, 2017 (n)		$280,000	$284,592
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		135,000	143,100
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		35,000	39,900
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		30,000	32,775
NYSE Euronext, 2%, 2017		224,000	230,429
PHH Corp., 9.25%, 2016		55,000	64,213
PHH Corp., 7.375%, 2019		65,000	73,125
SLM Corp., 8.45%, 2018		170,000	201,025
SLM Corp., 8%, 2020		195,000	225,713
SLM Corp., 7.25%, 2022		35,000	38,553

			$3,569,137
Food & Beverages - 3.0%
Anheuser-Busch InBev S.A., 7.75%, 2019		$370,000	$489,457
ARAMARK Corp., 8.5%, 2015		300,000	301,503
ARAMARK Corp., 5.75%, 2020 (z)		30,000	30,600
B&G Foods, Inc., 7.625%, 2018		110,000	117,975
Campbell Soup Co., 2.5%, 2022		168,000	160,118
Conagra Foods, Inc., 3.2%, 2023		593,000	591,591
Kraft Foods Group, Inc., 6.125%, 2018		130,000	158,904
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		85,000	96,696
Mondelez International, Inc., 6.75%, 2014		150,000	158,511
Pernod Ricard S.A., 5.75%, 2021 (n)		156,000	185,888
Pinnacle Foods Finance LLC, 8.25%, 2017		25,000	26,750
SABMiller Holdings, Inc., 3.75%, 2022 (n)		414,000	442,383
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,500
Tyson Foods, Inc., 4.5%, 2022		202,000	219,179

			$3,066,055
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015		$180,000	$190,023
CVS Caremark Corp., 5.75%, 2041		350,000	426,660

			$616,683
Forest & Paper Products - 0.3%
Boise, Inc., 8%, 2020		$95,000	$104,738
Graphic Packaging Holding Co., 7.875%, 2018		60,000	66,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	143,284
Tembec Industries, Inc., 11.25%, 2018		$40,000	44,000

			$358,022
Gaming & Lodging - 1.2%
Boyd Gaming Corp., 9%, 2020 (n)		$55,000	$56,375
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		150,000	146,250
Choice Hotels International, Inc., 5.75%, 2022		15,000	16,650
CityCenter Holdings LLC, 10.75%, 2017 (p)		35,000	38,675
FelCor Lodging LP, 5.625%, 2023 (n)		15,000	15,094
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72
GWR Operating Partnership LLP, 10.875%, 2017		50,000	56,656
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		25,000	27,754
Isle of Capri Casinos, Inc., 8.875%, 2020		85,000	93,075
MGM Mirage, 6.625%, 2015		35,000	37,800
MGM Resorts International, 11.375%, 2018		105,000	132,038
MGM Resorts International, 6.625%, 2021		35,000	36,225
NCL Corp., 5%, 2018 (z)		10,000	10,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019		$145,000	$164,575
Pinnacle Entertainment, Inc., 8.75%, 2020		50,000	53,813
Seven Seas Cruises S. DE R.L., 9.125%, 2019		115,000	123,338
Viking Cruises Ltd., 8.5%, 2022 (n)		65,000	71,419
Wyndham Worldwide Corp., 6%, 2016		1,000	1,143
Wynn Las Vegas LLC, 7.75%, 2020		90,000	100,575

			$1,181,577
Industrial - 1.1%
Cornell University, 4.35%, 2014		$240,000	$248,297
Dematic S.A., 7.75%, 2020 (z)		65,000	66,463
Johns Hopkins University, 5.25%, 2019		235,000	284,519
Mueller Water Products, Inc., 8.75%, 2020		63,000	71,348
Princeton University, 4.95%, 2019		310,000	368,439
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		50,000	53,375

			$1,092,441
Insurance - 1.9%
American International Group, Inc., 8.25%, 2018		$100,000	$130,331
ING U.S., Inc., 2.9%, 2018 (z)		164,000	165,113
MetLife, Inc., 1.756%, 2017		82,000	82,958
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		180,000	190,385
Principal Financial Group, Inc., 8.875%, 2019		250,000	339,169
Prudential Financial, Inc., 6.2%, 2015		450,000	493,139
Unum Group, 7.125%, 2016		445,000	520,131

			$1,921,226
Insurance - Property & Casualty - 2.9%
Aon Corp., 3.5%, 2015		$350,000	$368,593
AXIS Capital Holdings Ltd., 5.75%, 2014		400,000	426,968
CNA Financial Corp., 5.875%, 2020		390,000	462,929
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		299,000	326,622
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	229,125
PartnerRe Ltd., 5.5%, 2020		257,000	292,455
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		310,000	323,950
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	530,000

			$2,960,642
International Market Quasi-Sovereign - 2.1%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	$549,315
Exportfinans A.S.A., 5.5%, 2016		295,000	306,815
ING Bank N.V., 3.9%, 2014 (n)		530,000	549,047
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		236,000	261,960
Vestjysk Bank A/S, FRN, 0.858%, 2013 (n)		240,000	240,326
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	229,218

			$2,136,681
International Market Sovereign - 9.6%
Commonwealth of Australia, 5.75%, 2021	AUD	77,000	$92,996
Federal Republic of Germany, 3.75%, 2015	EUR	483,000	673,781
Federal Republic of Germany, 4.25%, 2018	EUR	196,000	306,349
Federal Republic of Germany, 6.25%, 2030	EUR	164,000	339,028
Government of Bermuda, 5.603%, 2020 (n)		$115,000	133,113
Government of Canada, 4.5%, 2015	CAD	171,000	178,651
Government of Canada, 4.25%, 2018	CAD	90,000	99,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 5.75%, 2033	CAD	31,000	$45,671
Government of Japan, 1.7%, 2017	JPY	67,550,000	775,698
Government of Japan, 1.1%, 2020	JPY	34,350,000	390,303
Government of Japan, 2.1%, 2024	JPY	16,150,000	198,670
Government of Japan, 2.2%, 2027	JPY	38,550,000	475,395
Government of Japan, 2.4%, 2037	JPY	40,550,000	494,052
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	360,033
Kingdom of Denmark, 3%, 2021	DKK	467,000	93,597
Kingdom of Spain, 4.6%, 2019	EUR	338,000	451,747
Kingdom of Sweden, 5%, 2020	SEK	315,000	60,015
Kingdom of the Netherlands, 3.75%, 2014	EUR	378,000	518,123
Kingdom of the Netherlands, 5.5%, 2028	EUR	45,000	82,725
Republic of Austria, 4.65%, 2018	EUR	158,000	244,479
Republic of Finland, 3.875%, 2017	EUR	46,000	68,787
Republic of France, 6%, 2025	EUR	107,000	191,998
Republic of France, 4.75%, 2035	EUR	229,000	380,440
Republic of Iceland, 4.875%, 2016 (n)		$166,000	177,132
Republic of Ireland, 4.6%, 2016	EUR	97,000	136,453
Republic of Italy, 4.25%, 2015	EUR	181,000	245,709
Republic of Italy, 5.25%, 2017	EUR	539,000	756,882
Republic of Italy, 3.75%, 2021	EUR	217,000	276,505
State of Israel, 4%, 2022		$504,000	544,320
United Kingdom Treasury, 8%, 2015	GBP	216,000	397,666
United Kingdom Treasury, 8%, 2021	GBP	160,000	361,723
United Kingdom Treasury, 4.25%, 2036	GBP	148,000	266,464

			$9,818,503
Internet - 0.2%
Baidu, Inc., 3.5%, 2022		$200,000	$198,557

Local Authorities - 0.3%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$310,626

Machinery & Tools - 0.9%
Case New Holland, Inc., 7.875%, 2017		$350,000	$410,813
CNH America LLC, 7.25%, 2016		50,000	56,000
CNH Capital LLC, 3.875%, 2015		20,000	20,550
H&E Equipment Services LLC, 7%, 2022 (n)		105,000	114,975
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		115,000	126,213
RSC Equipment Rental, Inc., 8.25%, 2021		115,000	130,381
United Rentals North America, Inc., 5.75%, 2018		45,000	48,431
United Rentals North America, Inc., 7.625%, 2022		45,000	49,838

			$957,201
Major Banks - 10.2%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$406,850
ABN AMRO Bank N.V., 4.25%, 2017 (n)		400,000	435,970
Bank of America Corp., 7.375%, 2014		280,000	301,248
Bank of America Corp., 6.5%, 2016		430,000	496,183
Bank of America Corp., 3.3%, 2023		501,000	499,399
Barclays Bank PLC, 5.125%, 2020		340,000	389,625
Barclays Bank PLC, FRN, 1.345%, 2014		190,000	191,073
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	375,875
Credit Suisse New York, 5.5%, 2014		490,000	518,320
Credit Suisse New York, FRN, 1.265%, 2014		250,000	251,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
DBS Bank Ltd., 2.35%, 2017 (n)	$400,000	$414,650
Goldman Sachs Group, Inc., 5.125%, 2015	200,000	214,256
Goldman Sachs Group, Inc., 5.75%, 2022	409,000	479,835
HSBC Holdings PLC, 4%, 2022	352,000	378,951
HSBC USA, Inc., 4.875%, 2020	360,000	406,201
ING Bank N.V., 3.75%, 2017 (n)	407,000	436,276
ING Bank N.V., FRN, 1.358%, 2013 (n)	380,000	380,145
JPMorgan Chase & Co., 2%, 2017	150,000	153,134
JPMorgan Chase & Co., 4.625%, 2021	360,000	406,657
Macquarie Bank Ltd., 5%, 2017 (n)	167,000	183,642
Macquarie Group Ltd., 6%, 2020 (n)	230,000	251,482
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	46,959
Morgan Stanley, 6%, 2014	160,000	169,157
Morgan Stanley, 1.538%, 2016	270,000	270,943
Morgan Stanley, 7.3%, 2019	110,000	136,445
Morgan Stanley, 5.625%, 2019	180,000	208,230
Morgan Stanley, FRN, 1.902%, 2014	260,000	262,276
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	221,550
Royal Bank of Scotland PLC, 2.55%, 2015	94,000	96,760
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	503,065
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	306,553
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	162,503
Westpac Banking Corp., 2%, 2017	450,000	462,725

		$10,418,656
Medical & Health Technology & Services - 2.6%
AmSurg Corp., 5.625%, 2020 (n)	$20,000	$21,000
Cardinal Health, Inc., 5.8%, 2016	279,000	322,632
CDRT Holding Corp., 9.25%, 2017 (n)(p)	20,000	20,575
Davita, Inc., 6.375%, 2018	160,000	170,600
Davita, Inc., 6.625%, 2020	120,000	130,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	74,588
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	75,000	81,188
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	45,000	49,388
HCA, Inc., 8.5%, 2019	270,000	299,025
HCA, Inc., 7.5%, 2022	170,000	195,500
HCA, Inc., 5.875%, 2022	70,000	75,425
HealthSouth Corp., 8.125%, 2020	170,000	186,575
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	115,000	118,450
McKesson Corp., 3.25%, 2016	340,000	365,097
Select Medical Corp., 7.625%, 2015	14,000	14,000
Tenet Healthcare Corp., 9.25%, 2015	65,000	73,613
Tenet Healthcare Corp., 8%, 2020	65,000	71,013
Tenet Healthcare Corp., 4.5%, 2021 (n)	50,000	49,313
Thermo Fisher Scientific, Inc., 3.15%, 2023	186,000	185,401
Universal Health Services, Inc., 7%, 2018	70,000	76,825
Universal Health Services, Inc., 7.625%, 2020	80,000	85,400
Universal Hospital Services, Inc., 7.625%, 2020 (z)	25,000	26,656

		$2,693,064
Medical Equipment - 0.2%
Biomet, Inc., 6.5%, 2020 (n)	$90,000	$95,175
Hologic, Inc., 6.25%, 2020 (n)	30,000	31,650
Physio-Control International, Inc., 9.875%, 2019 (n)	55,000	62,013

		$188,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.2%
Arch Coal, Inc., 7.25%, 2020	$80,000	$68,600
Cloud Peak Energy, Inc., 8.25%, 2017	175,000	186,813
Cloud Peak Energy, Inc., 8.5%, 2019	15,000	16,200
Consol Energy, Inc., 8%, 2017	165,000	179,438
Consol Energy, Inc., 8.25%, 2020	65,000	71,663
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	70,000	77,350
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (z)	150,000	149,985
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (z)	250,000	249,905
Peabody Energy Corp., 6%, 2018	40,000	42,500
Peabody Energy Corp., 6.25%, 2021	40,000	41,600
Vale Overseas Ltd., 4.375%, 2022	141,000	146,738

		$1,230,792
Mortgage-Backed - 1.5%
Fannie Mae, 6.5%, 2036 (f)	$275,449	$309,814
Fannie Mae, 6%, 2037	184,751	202,933
Freddie Mac, 4.224%, 2020	275,759	317,189
Ginnie Mae, 9%, 2016	20,949	22,909
Ginnie Mae, 11%, 2019	311	312
Ginnie Mae, 5.612%, 2058	369,847	393,164
Ginnie Mae, 6.357%, 2058	309,745	333,668

		$1,579,989
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$65,000	$64,522

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$86,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	55,756
GDF Suez, 1.625%, 2017 (n)	380,000	381,224

		$523,180
Natural Gas - Pipeline - 3.0%
Access Midstream Partners Co., 4.875%, 2023	$35,000	$34,650
Colorado Interstate Gas Co., 6.8%, 2015	32,000	36,979
Crosstex Energy, Inc., 8.875%, 2018	145,000	156,238
El Paso Corp., 7%, 2017	145,000	164,978
El Paso Corp., 7.75%, 2032	150,000	169,173
Energy Transfer Equity LP, 7.5%, 2020	125,000	142,813
Energy Transfer Partners LP, 6.5%, 2042	348,000	401,693
Enterprise Products Partners LP, 5.65%, 2013	500,000	501,663
Enterprise Products Partners LP, 6.3%, 2017	400,000	482,533
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	67,408
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	43,415
Inergy Midstream LP, 6%, 2020 (n)	80,000	82,800
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	433,651
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	32,000	29,840
Sunoco Logistics Partner LP, 3.45%, 2023	246,000	245,828
Williams Cos., Inc., 3.7%, 2023	116,000	115,536

		$3,109,198
Network & Telecom - 2.3%
AT&T, Inc., 3.875%, 2021	$480,000	$520,515
Centurylink, Inc., 7.65%, 2042	267,000	260,677
Cincinnati Bell, Inc., 8.25%, 2017	30,000	31,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Citizens Communications Co., 9%, 2031	$60,000	$61,800
France Telecom, 4.375%, 2014	240,000	251,200
Frontier Communications Corp., 8.125%, 2018	90,000	101,925
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	98,730
Qwest Corp., 7.5%, 2014	1,000	1,091
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	500,975
TW Telecom Holdings, Inc., 5.375%, 2022	35,000	36,488
Verizon Communications, Inc., 8.75%, 2018	286,000	390,165
Windstream Corp., 8.125%, 2018	15,000	16,425
Windstream Corp., 7.75%, 2020	85,000	91,375
Windstream Corp., 7.75%, 2021	35,000	37,713

		$2,400,879
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 2022	$40,000	$43,000
Chesapeake Energy Corp., 6.625%, 2019 (n)	35,000	36,138
Dresser-Rand Group, Inc., 6.5%, 2021	40,000	42,400
Edgen Murray Corp., 8.75%, 2020 (n)	80,000	82,000
Pioneer Energy Services Corp., 9.875%, 2018	70,000	76,475
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	80,000	84,200
Transocean, Inc., 2.5%, 2017	139,000	140,743
Transocean, Inc., 6%, 2018	400,000	458,588
Unit Corp., 6.625%, 2021	105,000	109,200

		$1,072,744
Other Banks & Diversified Financials - 7.2%
Ally Financial, Inc., 5.5%, 2017	$225,000	$243,939
Ally Financial, Inc., 6.25%, 2017	50,000	55,838
American Express Centurion Bank, 5.5%, 2013	250,000	251,543
Bancolombia S.A., 5.95%, 2021	102,000	116,535
Bancolombia S.A., 5.125%, 2022	10,000	10,150
BB&T Corp., 2.05%, 2014	300,000	304,934
BBVA Banco Continental S.A., 5%, 2022 (n)	10,000	10,480
BBVA Senior Finance S.A. Unipersonal, FRN, 2.415%, 2014	300,000	300,919
Capital One Financial Corp., FRN, 1.454%, 2014	370,000	373,488
Citigroup, Inc., 6.375%, 2014	230,000	247,348
Citigroup, Inc., 6.01%, 2015	200,000	217,155
Citigroup, Inc., 8.5%, 2019	373,000	499,971
Danske Bank A/S, 3.75%, 2015 (n)	510,000	533,562
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	298,705
Intesa Sanpaolo S.p.A, 3.875%, 2018	248,000	243,707
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	200,000	201,256
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	100,000	109,730
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	205,000	242,331
PKO Finance AB, 4.63%, 2022 (n)	13,000	13,488
Rabobank Nederland N.V., 3.375%, 2017	242,000	260,596
Rabobank Nederland N.V., 3.95%, 2022	384,000	390,232
Santander Holdings USA, Inc., 4.625%, 2016	50,000	53,594
Santander UK PLC, 8.963% to 2030, FRN to 2049	200,000	232,000
SunTrust Banks, Inc., 3.5%, 2017	288,000	309,917
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	611,107
Swedbank AB, 2.125%, 2017 (n)	269,000	274,454
U.S. Bancorp, 2.95%, 2022	192,000	191,404
Union Bank, 3%, 2016	690,000	728,410

		$7,326,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 2022	$208,000	$203,931
Motorola Solutions, Inc., 3.5%, 2023	398,000	391,792

		$595,723
Pharmaceuticals - 1.4%
AbbVie, Inc., 2.9%, 2022 (n)	$330,000	$329,771
Celgene Corp., 2.45%, 2015	130,000	134,818
Celgene Corp., 3.95%, 2020	300,000	323,324
Hospira, Inc., 6.05%, 2017	130,000	149,367
Pfizer, Inc., 6.2%, 2019	275,000	346,116
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	95,000	103,669
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	55,000	60,706

		$1,447,771
Pollution Control - 0.5%
Heckmann Corp., 9.875%, 2018	$70,000	$73,063
Heckmann Corp., 9.875%, 2018 (z)	25,000	25,906
Republic Services, Inc., 5.25%, 2021	320,000	372,386

		$471,355
Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 2020 (n)	$60,000	$62,400
IAMGOLD Corp., 6.75%, 2020 (n)	118,000	114,165

		$176,565
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$7,537
Nielsen Finance LLC, 7.75%, 2018	85,000	94,138
Nielsen Finance LLC, 4.5%, 2020 (n)	45,000	44,438
Pearson Funding Four PLC, 3.75%, 2022 (n)	201,000	209,408

		$355,521
Railroad & Shipping - 0.9%
Canadian Pacific Railway Co., 7.25%, 2019	$250,000	$319,857
CSX Corp., 4.1%, 2044	605,000	568,782
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	40,000	44,900

		$933,539
Real Estate - 3.0%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$212,221
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	45,000	44,775
DDR Corp., REIT, 4.625%, 2022	364,000	393,408
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	195,000	211,819
Entertainment Properties Trust, REIT, 7.75%, 2020	85,000	101,038
ERP Operating, REIT, 5.125%, 2016	450,000	502,391
HCP, Inc., REIT, 5.375%, 2021	283,000	329,811
Health Care REIT, Inc., 2.25%, 2018	119,000	120,056
Kennedy Wilson, Inc., 8.75%, 2019	40,000	42,750
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	104,003
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	86,300
MPT Operating Partnership LP, REIT, 6.375%, 2022	45,000	47,981
Simon Property Group, Inc., REIT, 6.1%, 2016	500,000	573,500
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	309,551

		$3,079,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.6%
Academy Ltd., 9.25%, 2019 (n)	$50,000	$56,000
AutoZone, Inc., 6.5%, 2014	420,000	441,292
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	104,738
Dollar General Corp., 4.125%, 2017	247,000	261,203
Gap, Inc., 5.95%, 2021	379,000	428,637
J. Crew Group, Inc., 8.125%, 2019	80,000	85,800
Kohl’s Corp., 3.25%, 2023	319,000	304,927
Limited Brands, Inc., 6.9%, 2017	70,000	80,325
Limited Brands, Inc., 7%, 2020	35,000	40,381
Limited Brands, Inc., 6.95%, 2033	40,000	40,800
Macy’s, Inc., 7.875%, 2015	330,000	382,483
Pantry, Inc., 8.375%, 2020 (n)	40,000	42,950
Rite Aid Corp., 9.5%, 2017	35,000	36,794
Rite Aid Corp., 9.25%, 2020	75,000	84,000
Sally Beauty Holdings, Inc., 6.875%, 2019	40,000	44,600
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	57,888
Toys “R” Us, Inc., 10.75%, 2017	145,000	155,694
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	46,407

		$2,694,919
Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$15,000	$15,244
Georgia Gulf Corp., 4.875%, 2023 (n)	5,000	5,075
Koppers, Inc., 7.875%, 2019	55,000	60,500

		$80,819
Specialty Stores - 0.2%
Gymboree Corp., 9.125%, 2018	$25,000	$23,344
Michaels Stores, Inc., 11.375%, 2016	46,000	48,070
Michaels Stores, Inc., 7.75%, 2018	115,000	125,494

		$196,908
Supermarkets - 0.4%
Safeway, Inc., 6.25%, 2014	$400,000	$419,776

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$420,000	$455,184

Telecommunications - Wireless - 2.6%
America Movil S.A.B. de C.V., 3.125%, 2022	$200,000	$198,982
American Tower Corp., REIT, 4.625%, 2015	180,000	192,779
American Tower Corp., REIT, 4.7%, 2022	328,000	355,912
Clearwire Corp., 12%, 2015 (n)	95,000	102,838
Cricket Communications, Inc., 7.75%, 2020	85,000	86,700
Crown Castle International Corp., 7.125%, 2019	250,000	273,750
Crown Castle International Corp., 5.25%, 2023	50,000	51,250
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	440,819
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	80,906
Rogers Communications, Inc., 6.8%, 2018	200,000	252,206
Sprint Capital Corp., 6.875%, 2028	100,000	101,000
Sprint Nextel Corp., 6%, 2016	140,000	151,200
Sprint Nextel Corp., 8.375%, 2017	95,000	110,200
Sprint Nextel Corp., 9%, 2018 (n)	25,000	31,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 2022	$110,000	$111,100
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	130,000	136,825

		$2,677,467
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$44,400
Level 3 Financing, Inc., 9.375%, 2019	65,000	72,881
Level 3 Financing, Inc., 7%, 2020 (n)	25,000	26,250
Level 3 Financing, Inc., 8.625%, 2020	40,000	44,400

		$187,931
Tobacco - 1.4%
Altria Group, Inc., 9.25%, 2019	$138,000	$192,208
Lorillard Tobacco Co., 8.125%, 2019	194,000	248,084
Lorillard Tobacco Co., 6.875%, 2020	170,000	206,174
Reynolds American, Inc., 6.75%, 2017	300,000	362,215
Reynolds American, Inc., 4.75%, 2042	403,000	394,315

		$1,402,996
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$79,000	$82,950

Transportation - Services - 1.4%
ACL I Corp., 10.625%, 2016 (p)	$111,722	$116,323
Avis Budget Car Rental LLC, 8.25%, 2019	65,000	71,013
Avis Budget Car Rental LLC, 9.75%, 2020	35,000	40,338
CEVA Group PLC, 8.375%, 2017 (n)	155,000	160,425
Commercial Barge Line Co., 12.5%, 2017	185,000	202,575
ERAC USA Finance Co., 6.375%, 2017 (n)	340,000	409,831
HDTFS, Inc., 5.875%, 2020 (a)(n)	15,000	15,600
Navios Maritime Acquisition Corp., 8.625%, 2017	115,000	115,000
Navios Maritime Holdings, Inc., 8.875%, 2017	100,000	101,750
Swift Services Holdings, Inc., 10%, 2018	155,000	177,475

		$1,410,330
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,421

Utilities - Electric Power - 5.3%
AES Corp., 8%, 2017	$260,000	$300,300
AES Corp., 7.375%, 2021	35,000	39,550
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	395,636
Calpine Corp., 8%, 2016 (n)	105,000	110,775
Calpine Corp., 7.875%, 2020 (n)	203,000	223,808
CMS Energy Corp., 4.25%, 2015	250,000	266,037
CMS Energy Corp., 5.05%, 2022	196,000	220,561
Covanta Holding Corp., 7.25%, 2020	70,000	76,787
Covanta Holding Corp., 6.375%, 2022	25,000	27,108
Duke Energy Corp., 3.35%, 2015	380,000	399,166
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	290,594
Energy Future Holdings Corp., 10%, 2020 (n)	85,000	95,838
Energy Future Holdings Corp., 10%, 2020	398,000	451,730
Energy Future Holdings Corp., 11.75%, 2022 (n)	80,000	92,400
Exelon Generation Co. LLC, 5.2%, 2019	150,000	170,007
GenOn Energy, Inc., 9.875%, 2020	145,000	166,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Georgia Power Co., 6%, 2013	$150,000	$155,373
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	452,586
NRG Energy, Inc., 8.25%, 2020	235,000	265,844
Oncor Electric Delivery Co., 4.1%, 2022	302,000	327,656
PPL WEM Holdings PLC, 3.9%, 2016 (n)	430,000	454,611
Progress Energy, Inc., 3.15%, 2022	452,000	458,855
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	45,000	33,750

		$5,475,722
Total Bonds		$113,888,374

Floating Rate Loans (g)(r) - 0.2%
Aerospace - 0.0%
Transdigm, Inc. Term Loan C, 2020 (o)	$16,954	$16,988

Conglomerates - 0.1%
Silver II U.S. Holdings LLC Term Loan, 2019 (o)	$51,205	$51,333

Energy - Independent - 0.1%
MEG Energy Corp. Term Loan, 3.75%, 2020	$49,576	$49,679

Financial Institutions - 0.0%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$43,780	$44,026

Food & Beverages - 0.0%
Aramark Corp. Term Loan D, 2019 (o)	$16,953	$16,996
Total Floating Rate Loans		$179,022

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$48,648
GMAC Capital Trust I, 8.125%	3,075	81,611
Total Preferred Stocks		$130,259

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$95,000	$91,913

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	1,750	$73,098

	Strike Price	First Exercise
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	12	$44,400

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$9,327

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	3	$11,100

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$13,340
Total Common Stocks		$33,767

Mutual Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	1,827,107	$1,827,107
Total Investments		$116,267,940

Other Assets, Less Liabilities - (13.5)%		(13,802,287)
Net Assets - 100.0%		$102,465,653

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,603,868, representing 28.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARAMARK Corp., 5.75%, 2020	2/22/13	$30,000	$30,600
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	46,875	48,648
American Media, Inc., 13.5%, 2018	12/22/10	10,044	7,537
Anthracite Ltd., “A”, CDO, FRN, 0.561%, 2019	1/28/10	73,541	92,482
Cedar Fair LP, 5.25%, 2021	2/28/13	20,000	20,000
Crest Ltd., “A1” CDO, FRN, 0.79%, 2018	1/21/10	36,782	44,540
Daimler Finance North America LLC, 1.875%, 2018	1/07/13	518,884	524,205
Dematic S.A., 7.75%, 2020	12/13/12	65,000	66,463
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	2/28/13	149,985	149,985
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020	2/28/13	249,905	249,905
Heckmann Corp., 9.875%, 2018	10/26/12	25,060	25,906
ING U.S., Inc., 2.9%, 2018	2/06/13	163,714	165,113
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12	18,217	15,770
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/06/13	92,404	92,455
NCL Corp., 5%, 2018	2/01/13	9,946	10,050
Republic of Romania, 4.375%, 2023	2/14/13	13,855	13,860
Universal Hospital Services, Inc., 7.625%, 2020	2/07/13	26,586	26,656
Total Restricted Securities			$1,584,175
% of Net assets			1.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Forward Foreign Currency Exchange Contracts at 2/28/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	87,690	4/15/13	$91,262	$89,286	$1,976
SELL	CAD	Merrill Lynch International Bank	331,015	4/15/13	334,669	320,666	14,003
SELL	DKK	Deutsche Bank AG	518,529	4/15/13	91,179	90,834	345
SELL	EUR	Deutsche Bank AG	380,241	4/15/13	497,418	496,576	842
SELL	EUR	JPMorgan Chase Bank N.A.	380,241	4/15/13	497,377	496,576	801
SELL	GBP	Barclays Bank PLC	356,523	4/15/13	573,367	540,742	32,625
SELL	GBP	Deutsche Bank AG	356,523	4/15/13	573,656	540,742	32,914

							$83,506

Liability Derivatives
BUY	JPY	Credit Suisse Group	31,109,946	4/15/13	$354,999	$335,726	$(19,273)
BUY	JPY	Merrill Lynch International Bank	31,109,946	4/15/13	354,634	335,725	(18,909)
SELL	SEK	Deutsche Bank AG	383,803	4/15/13	58,812	59,289	(477)

							$(38,659)

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	72	$9,471,375	June - 2013	$(36,170)

At February 28, 2013, the fund had liquid securities with an aggregate value of $88,673 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$164,036	$104,148	$13,340	$281,524
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,421	—	21,421
Non-U.S. Sovereign Debt	—	16,250,905	—	16,250,905
Municipal Bonds	—	64,522	—	64,522
Corporate Bonds	—	71,832,061	—	71,832,061
Residential Mortgage-Backed Securities	—	1,893,387	—	1,893,387
Asset-Backed Securities (including CDOs)	—	594,883	—	594,883
Foreign Bonds	—	23,323,108	—	23,323,108
Floating Rate Loans	—	179,022	—	179,022
Mutual Funds	1,827,107	—	—	1,827,107
Total Investments	$1,991,143	$114,263,457	$13,340	$116,267,940

Other Financial Instruments
Futures Contracts	$(36,170)	$—	$—	$(36,170)
Forward Foreign Currency Exchange Contracts	—	44,847	—	44,847

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$12,070
Change in unrealized appreciation (depreciation)	1,270
Balance as of 2/28/13	$13,340

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2013 is $1,270.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,774,640
Gross unrealized appreciation	7,501,062
Gross unrealized depreciation	(1,007,762)
Net unrealized appreciation (depreciation)	$6,493,300

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,528,851	7,471,242	(7,172,986)	1,827,107

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$784	$1,827,107

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

United States	60.7%
United Kingdom	5.6%
Netherlands	4.4%
Canada	2.7%
France	2.6%
Japan	2.3%
Germany	2.3%
Spain	2.2%
Italy	2.1%
Other Countries	15.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.